Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events
The Company has evaluated subsequent events for the period of time from June 30, 2021 through August 20, 2021 (the date the condensed consolidated financial statements were issued); and has determined that no adjustments or additional disclosures are necessary to the amounts reported in the accompanying Unaudited Condensed Consolidated Financial Statements, except as disclosed below:
Amendment to FP

Term Loan
On August 5, 2021, the Company and FP Lenders executed an amendment (the “FP Amendment”) to the FP Term Loan (Note 6) to modify certain terms. Among other things, the FP Amendment waived the instance of the noncompliance with provisions for the timely notification of the Company’s election to add accrued unpaid interest as of June 30, 2021 to the outstanding principal. The FP Lenders also waived any default interest that would have applied as a result of the noncompliance
.
The FP Amendment also reinstated the previously expired Conversion Election (Note 6) and served as formal notice of this election by the FP Lenders. As a result, the FP Lenders received 873,942 shares of Spire common stock immediately prior to the closing of the merger with NavSight. In connection with FP’s exercise of the Conversion Election, the interest rate on the FP Term Loan increased to 9% per annum following the closing of the merger with NavSight. As a result of this interest rate increase under the FP Amendment, the contingent interest embedded derivative asset (Note 8) and associated debt premium were derecognized upon the execution of the FP Amendment.
The Company has determined that this FP Amendment represents an accounting modification of the original FP Term Loan. In connection with the debt modification accounting, no gain or loss will be recorded related to the FP Amendment, and the Company will capitalize the fair value of the 873,942 shares of Spire common stock issued to the FP Lenders to be amortized over the remaining life of the FP Term Loan as part of the effective yield of the FP Term Loan beginning in the third quarter of 2021.
Closing of Merger with NavSight
On the Closing Date, the Company completed the merger with NavSight pursuant to the terms of the Business Combination Agreement. As a result, New Spire raised net proceeds of $236,632 as follows:

Navsight Trust	$230,027
Trust Redemptions	(210,204)
PIPE Funds	245,000

Total Gross Proceeds	264,823
Total Fees Paid at Close	(28,191)

Total Net Proceeds to New Spire	$236,632

Upon the closing of the merger with NavSight, the following significant events took place as contemplated in the Business Combination Agreement:

•	Each share of outstanding capital stock of NavSight was exchanged for shares of Class A common stock of New Spire, par value $0.0001 per share (“New Spire Class A Common Stock”);

•
Each share of outstanding capital stock of Spire (the “Spire Capital Stock”), including shares of Spire Capital Stock issued pursuant to the conversion of the 2019 and 2020 Convertible Notes and the 2021 Convertible Notes immediately prior to closing, were cancelled and converted into (a) the right to receive a number of shares of New Spire Class A Common Stock at an exchange ratio of 1.7058, and (b) the contingent earnout right to receive a number of shares of New Spire Class A Common Stock at an exchange ratio of 0.1236, payable based on criteria set forth in the Business Combination Agreement;

•	All outstanding Spire stock options were assumed and converted into option awards that are exercisable for shares of New Spire Class A Common Stock pursuant to an exchange ratio of 1.8282;
•
All Spire warrants outstanding as of immediately prior to the Closing Date were either cancelled and “net” exercised in exchange for shares of New Spire Class A Common Stock, or were assumed by New Spire and converted into warrants that are exercisable for a number of shares of New Spire Class A Common Stock at an exchange ratio of 1.7058; and

•
The Spire Founders, as defined in the Business Combination Agreement, purchased a number of shares of New Spire Class B Common Stock equal to the number of shares of New Spire Class A Common Stock that each Founder received at the Closing Date.

Events Subsequent to the Original Issuance of the Unaudited Condensed Consolidated Financial Statements
In connection with the reissuance of the
Unaudited
 Condensed Consolidated Financial Statements, the Company has evaluated subsequent events through September
2
2
, 2021, the date the Unaudited Condensed Consolidated Financial Statements were available to be reissued.
Definitive Agreement to Acquire exactEarth
On September 13, 2021, the Company

entered into a definitive agreement with exactEarth Ltd., a leading provider of global maritime vessel data for ship tracking and maritime situational awareness solutions in Canada (“exactEarth”), and Spire Global Canada Acquisition Corp., an indirect wholly owned subsidiary of Spire Global, Inc. in the providence of British Columbia, Canada, pursuant to which the Company will acquire exactEarth for an estimated purchase price of approximately
$
161.2
 million, consisting of (i) $
103.4
 million in cash
 on hand
, and (ii) $
57.8
 million of shares of the Company’s Class A common stock (or approximately
5,234,857
 shares), in each case upon the terms and subject to the conditions of the definitive agreement. The proposed acquisition (the “Proposed Acquisition”) is subject to customary closing conditions, including the receipt of certain regulatory approvals; the approval of the Ontario Superior Court of Justice (Commercial List); the approval by not less than two-thirds of the votes cast at a special meeting of exactEarth shareholders, which is expected to take place in November 2021; no material adverse effect having occurred in respect of either the Company or exactEarth; and dissent rights not having been exercised with respect to more than
10
% of exactEarth’s outstanding common shares. The Proposed Acquisition is expected to close in the fourth quarter of 2021 or the first quarter of 2022.

16.	Subsequent Events
The Company has evaluated subsequent events for the period of time from its fiscal year end (December 31, 2020) through May 13, 2021 (the date the Consolidated Financial Statements were issued); and has determined that no adjustments or additional disclosures are necessary to the amounts reported in the accompanying Consolidated Financial Statements, except as disclosed below:
In January 2021, the PPP Loan and related accrued interest were forgiven in January 2021 under the provisions of the CARES Act.
From January 2021 through February 2021, the Company issued and sold convertible promissory notes in the aggregate principal amount of $20,000, which mature four years from the date of issuance. These convertible notes accrue interest at a rate of 8.0% per annum. The amount of convertible promissory notes issued to stockholders was $1,232 in this round of financing.
On March 1, 2021, the Company announced that it entered into a definitive merger agreement, with Navsight Holdings Inc. (“NavSight”), a special purpose acquisition company, for a business combination transaction that would result in the Company becoming a publicly listed company. The Board of Directors of the Company and NavSight have unanimously approved this merger transaction, which will require approval by the stockholders of each company. The stakeholders of the Company will exchange their interests (common stock, warrants, vested options and convertible notes) in the Company for shares of common stock of the new company immediately prior to the merger. Unvested awards issued under the Company’s existing equity incentive plans will be exchanged for awards issued under a new equity incentive plan to be adopted by the new company. Assuming no redemptions by NavSight stockholders, the transaction is expected to deliver up to $475,000 of gross proceeds before estimated transaction costs of $31,000, including the contribution of up to $230,000 of cash held in NavSight’s trust account and an additional $245,000 from PIPE investors. The Company’s stockholders will retain 100% of their equity holdings in the combined company and will hold 67% of the fully diluted shares of common stock immediately following the closing of the proposed business combination transaction, assuming no redemptions by NavSight’s existing public stockholders. The proposed business combination transaction is expected to qualify as a tax-free merger and to close during the summer of 2021. Should the transaction fail to occur as planned, the Company would be liable for a $5,000 expense reimbursement payment to NavSight.
In April 2021, the Company entered into a credit agreement with FP Credit Partners, L.P., as agent for several lenders (the “FP Lenders”), for a $70,000 term loan (the “FP Term Loan”), which will terminate if funding does not occur by May 31, 2021. Upon funding, the FP Term Loan will be used (i) to pay off the EIB Loan Facility and the Eastward Loan Facility, (ii) to repurchase certain warrants of the Company from EIB, and (iii) to fund working capital and for general corporate purposes. Upon a qualifying IPO, including the closing of the NavSight merger as described above, the FP Lenders may elect to convert a portion of their specified contractual return into common stock of the Company at a conversion price specified in this credit agreement. The FP Term Loan will bear interest at a rate of 8.50% per annum, payable quarterly in arrears and the Company has the option to add all or a portion of the accrued unpaid interest to the outstanding principal amount of the FP Term Loan. If the FP Lenders elect to exercise their conversion rights and the Company does not elect to repay the remaining non-converted outstanding principal amount of the FP Term Loan at the closing of a qualifying IPO, including the NavSight merger, then the interest rate will increase to 9% per annum. The FP Term Loan, plus the applicable contractual returns as defined in this credit agreement, matures on April 15, 2026 and is collateralized by substantially all assets of the Company. If the Company elects to prepay the FP Term Loan in full, the contractual returns will vary, depending on the timing of the repayment relative to the closing of a qualifying IPO or the NavSight merger and whether the FP Lenders exercise their conversion rights, and could range from $0 to $70,000. The FP Term Loan includes covenants that limit the Company’s ability to, among other things, make investments, dispose assets, consummate mergers and acquisitions, incur additional indebtedness, grant liens, enter into transactions with affiliates, pay dividends or other distributions without preapproval by FP Credit Partners. The Company is required to maintain minimum unrestricted cash of at least $15,000 as of each fiscal quarter end, except for the quarter immediately following the quarter where the Company reported positive EBITDA, until the closing of a qualifying IPO. The Company also agreed to provide an equity grant of 573,176 shares of common stock of the Company to the FP Lenders upon funding of the FP Term Loan.
In May 2021, the Company and the holders of the Convertible Notes agreed to extend the maturity date of all convertible promissory notes outstanding at December 31, 2020 from January 29, 2022 to July 31, 2022.
In May 2021, the Company and Eastward amended the equity financing milestones in the Eastward loan agreement to include the $20,000 of convertible promissory notes issued in January and February 2021 as a qualifying event, thereby making the remaining $10,000 loan facility immediately available to the Company for use. The Company will incur a repayment fee of 3.5% on the principal amount borrowed on the remaining loan facility, which will be due upon final repayment of the Eastward Loan Facility
.
Events Subsequent to the Original Issuance of Consolidated Financial Statements (unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through June 25, 2021, the date the financial statements were available to be reissued.
In May 2021, the Company received funding of the $70,000 FP Term Loan that was used (i) to pay off the EIB Loan Facility and the Eastward Loan Facility and (ii) fund working capital and for general corporate purposes. As of the funding date, the FP Lenders did not elect to convert a portion of their specified contractual return into common stock of the Company in connection with the NavSight merger. As a result, the conversion right in connection with the merger with NavSight has expired. As part of the transaction to extinguish the EIB Loan Facility, the Company agreed to reserve $12,801 as restricted cash in the event EIB elects to redeem their warrants. The Company incurred $4,180 of debt issuance costs relating to the FP Term Loan. In addition, upon closing of the merger with NavSight, the interest rate on the FP Term Loan will decrease to 4% per annum.